Investment Objectives and Goals	Jan. 31, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Clinton Limited Term Municipal Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income exempt from U.S. federal income tax.
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Clinton Municipal Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income exempt from U.S. federal income tax.
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Clinton Municipal Credit Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks high current income exempt from U.S. federal income tax.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is total return.
MassMutual Global Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Global Floating Rate Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a high level of current income.
Objective, Secondary [Text Block]	Preservation of capital is a secondary goal.
MassMutual Global Credit Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Global Credit Income Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks an absolute return, primarily through current income
Objective, Secondary [Text Block]	and secondarily through capital appreciation.
MassMutual Emerging Markets Debt Blended Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Emerging Markets Debt Blended Total Return Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.